Other Liabilities	9 Months Ended
Sep. 30, 2025
Miscellaneous non-current liabilities [abstract]
Other Liabilities

14. OTHER LIABILITIES

	September 30,	December 31,
As at	2025	2024
Renewable Volume Obligation, Net (1)	336	284
Pension and Other Post-Employment Benefit Plan	264	269
Employee Long-Term Incentives	117	96
Provisions for Onerous and Unfavourable Contracts	60	66
Provision for West White Rose Expansion Project	—	54
Other	148	150
	925	919
(1)The gross amounts of the renewable volume obligation and renewable identification numbers asset were $1.1 billion and $804 million, respectively (December 31, 2024 – $652 million and $368 million, respectively)